Offerings	Oct. 04, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 each
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 each
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share or multiple shares of preferred stock and will be evidenced by a depositary receipt.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(4)
Warrants may represent rights to purchase common stock, preferred stock, debt securities or other securities registered hereunder. Warrants may be sold separately or with common stock, preferred stock, debt securities or other securities registered hereunder.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(5)
Includes units issuable upon conversion or exchange of securities registered hereunder to the extent any such securities are, by their terms, convertible into or exchangeable for units, including upon the exercise of warrants or delivery upon settlement of purchase contracts. Each unit may consist of a combination of any two or more of the securities being registered hereby or debt obligations of third parties.